Financial Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities comprise the following:

(EUR’000)	June 30, 2026	December 31, 2025
Financial assets by category
Trade receivables	206,505	141,333
Other receivables (excluding indirect tax receivables)
Lease receivables	26,073	10,268
Other receivables	8,687	9,322
Cash and cash equivalents	812,260	616,041
Financial assets measured at amortized cost	1,053,525	776,964
Total financial assets	1,053,525	776,964
Classified in the statement of financial position
Non-current assets	26,489	10,870
Current assets	1,027,036	766,094
Total financial assets	1,053,525	776,964

Financial liabilities by category
Borrowings
Convertible senior notes	—	429,391
Royalty funding liabilities	301,789	290,871
Lease liabilities	148,285	151,524
Trade payables and accrued expenses	103,920	90,657
Other liabilities (excluding indirect tax, and employee related payables)	12,246	1,046
Financial liabilities measured at amortized cost	566,240	963,489
Derivative liabilities	—	256,231
Financial liabilities measured at fair value through profit or loss	—	256,231
Total financial liabilities	566,240	1,219,720
Classified in the statement of financial position
Non-current liabilities	384,642	385,254
Current liabilities	181,598	834,466
Total financial liabilities	566,240	1,219,720

Summary of Fair Value Hierarchy

	June 30, 2026		December 31, 2025
(EUR’000)	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
Convertible senior notes	—	—	429,391	426,429	2
Royalty funding liabilities	301,789	303,011	290,871	296,899	3
Financial liabilities measured at amortized cost	301,789	303,011	720,262	723,328
Derivative liabilities	—	—	256,231	256,231	3
Financial liabilities measured at fair value through profit or loss	—	—	256,231	256,231

Movements in Level 3 Fair Value Measurements

The following table specifies movements in Level 3 fair value measurements:

(EUR’000)	2026	2025
Derivative liabilities
January 1	256,231	150,670
Remeasurement recognized in finance (income) or expense	25,938	35,909
Reclassified to equity upon conversion to ordinary shares	(282,169)	—
June 30	—	186,579

Summary of Maturity Analysis For Financial Liabilities

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated interim statements of financial position.

(EUR’000)	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
Financial liabilities
June 30, 2026
Borrowings	69,280	395,982	205,868	671,130	450,074
Trade payables, accrued expenses and other liabilities	116,166	—	—	116,166	116,166
Total financial liabilities	185,446	395,982	205,868	787,296	566,240
Borrowings comprise royalty funding and lease liabilities.